UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares
Short-term borrowings	$ 2,948	¥ 20,013
Deferred revenue	37,906	257,368		¥ 165,111
Accounts payable	2,284	15,500		14,718
Accrued and other liabilities	27,277	185,203		192,957
Income taxes payable, current	27,060	183,729		180,715
Amounts due to related parties	718	4,876		1,971
Operating lease liability, current	7,459	50,642		53,512
Income taxes payable, non-current	5,094	34,589		32,152
Operating lease liability, non-current	$ 34,723	¥ 235,756		¥ 216,067
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.003		$ 0.003
Preferred shares, shares authorized | shares	1,666,667	1,666,667		1,666,667
Preferred shares, shares issued | shares	0	0		0
Preferred shares, shares outstanding | shares	0	0		0
Class A Ordinary Shares [Member]
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.003		0.003
Ordinary shares, shares authorized | shares	66,666,667	66,666,667		66,666,667
Ordinary shares, shares issued | shares	38,895,700	38,895,700		38,858,199
Ordinary shares, shares outstanding | shares	38,895,700	38,895,700		38,858,199
Class C Ordinary Shares [Member]
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.003		$ 0.003
Ordinary shares, shares authorized | shares	8,333,333	8,333,333		8,333,333
Ordinary shares, shares issued | shares	4,708,415	4,708,415		4,708,415
Ordinary shares, shares outstanding | shares	4,708,415	4,708,415		4,708,415
Consolidated variable interest entity without recourse [Member]
Short-term borrowings | ¥		¥ 10,000		¥ 0
Deferred revenue | ¥		246,202		157,663
Accounts payable | ¥		10,163		8,686
Accrued and other liabilities | ¥		133,002		149,197
Income taxes payable, current | ¥		179,729		180,472
Amounts due to related parties | ¥		4,876		1,971
Operating lease liability, current | ¥		24,153		29,341
Income taxes payable, non-current | ¥		34,589		32,152
Operating lease liability, non-current | ¥		¥ 80,329		¥ 88,293